Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Series A preferred stock, par value	$ 25.00	$ 25.00
Series A preferred stock, shares authorized	1,000,000	1,000,000
Series A preferred stock, shares outstanding	894,580	894,580
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	28,369,066	19,708,184
Common stock, shares outstanding	28,369,066	19,708,184
Treasury stock, shares at cost		2,794,472,000
Series A preferred stock, shares issued	894,580	894,580
Accounts receivable, net of credit allowance	$ 187	$ 179
Equity securities, cost basis	9,763	8,679
Reinsurance losses allowance	121	$ 0
FG Group Holdings Inc [Member]
Series A preferred stock, par value		$ 0.01	$ 0.01
Series A preferred stock, shares authorized		1,000,000	1,000,000
Series A preferred stock, shares outstanding		0	0
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		22,503,000	22,264,000
Common stock, shares outstanding		19,709,000	19,470,000
Treasury stock, shares at cost		2,794,000	2,794,000
Strong Global Entertainment Inc [Member]
Series A preferred stock, shares authorized		150,000,000	150,000,000
Series A preferred stock, shares outstanding		0	0
Series A preferred stock, shares issued		0	0
Accounts receivable, net of credit allowance	$ 200	$ 200	$ 300
Strong Global Entertainment Inc [Member] | Common Class A [Member]
Common stock, par value		$ 0	$ 0
Common stock, shares authorized		150,000,000	150,000,000
Common stock, shares issued		7,877,842
Common stock, shares outstanding		7,877,842
Strong Global Entertainment Inc [Member] | Common Class B [Member]
Common stock, shares authorized		100	100
Common stock, shares issued		100	100
Common stock, shares outstanding		100	100